INCOME TAXES (Provision for Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ 581	$ 272	$ 1,546
State and local	951	1,058	1,373
Total current provision	1,532	1,330	2,919
Deferred
Federal	446	158	(454)
State and local	(22)	(425)	(450)
Total deferred provision	424	(267)	(904)
Provision for Income Taxes	$ 1,956	$ 1,063	$ 2,015